Cover	Aug. 13, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment amends the Current Report on Form 8-K of Silver Crest Acquisition Corporation, filed with the Securities Exchange Commission (the "SEC") on August 16, 2021 (the "August 16 Current Report"), in which Silver Crest Acquisition Corporation reported, among other events, the execution of the Merger Agreement (as defined below). This Amendment also corrects the date of report stated on the cover page of the August 16 Current Report. The cover page of this Amendment correctly states the date of report as August 13, 2021.
Document Period End Date	Aug. 13, 2021
Entity File Number	001-39890
Entity Registrant Name	SILVER CREST ACQUISITION CORPORATION
Entity Central Index Key	0001826553
Entity Tax Identification Number	98-1559547
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 3501, 35/F, Jardine House
Entity Address, Address Line Two	1 Connaught Place
Entity Address, City or Town	Central
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	2165-9000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SLCRU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	SLCR
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	SLCRW
Security Exchange Name	NASDAQ